Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	TRQ
Entity Registrant Name	TURQUOISE HILL RESOURCES LTD.
Entity Central Index Key	0001158041
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	2,012,314,469
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Registration Statement	false
Entity Address, State or Province	CA
Title of 12(b) Security	Common Shares without par value
Security Exchange Name	NYSE